Notes Payable - Schedule of Future Maturities of Long-Term Debt (Details)	Jun. 30, 2026 USD ($)
Future Maturities of Long-Term Debt [Abstract]
Year ending December 31, 2026	$ 95,078
2027	30,156
2028	30,156
2029	24,058
2030	15,491
2031	3,872
Total	$ 198,811